Schedule H, Line 4i - Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value		Cost	Current Value
Cash:
* Vanguard brokerage option - cash	1,929,740	Units	**	$1,929,740

Stock:
* STERIS plc	STERIS Company Stock Fund - 349,011	Units	**	86,104,555

Mutual Funds:
* Vanguard FTSE All-World ex-US Index Fund: Institutional Shares	294,130	Shares	**	42,625,342
* Vanguard Federal Money Market Fund	50,141,588	Shares	**	50,141,587
* Vanguard brokerage option	Various registered investment companies		**	24,077,154
				116,844,083
Collective Trusts:
* Vanguard Institutional Extended Market Index Trust D	758,165	Shares	**	97,484,815
* Vanguard Institutional 500 Index Trust D	1,872,917	Shares	**	261,328,075
* Vanguard Institutional Total Bond Market Index Trust D	396,797	Shares	**	43,711,127
* Vanguard Target Retirement 2020 Trust I	265,724	Shares	**	22,549,351
* Vanguard Target Retirement 2025 Trust I	789,835	Shares	**	72,672,706
* Vanguard Target Retirement 2030 Trust I	1,187,880	Shares	**	116,269,718
* Vanguard Target Retirement 2035 Trust I	1,305,796	Shares	**	137,265,262
* Vanguard Target Retirement 2040 Trust I	1,075,162	Shares	**	122,364,228
* Vanguard Target Retirement 2045 Trust I	1,025,956	Shares	**	122,878,799
* Vanguard Target Retirement 2050 Trust I	900,828	Shares	**	111,486,435
* Vanguard Target Retirement 2055 Trust I	510,101	Shares	**	76,984,410
* Vanguard Target Retirement 2060 Trust I	521,945	Shares	**	41,400,641
* Vanguard Target Retirement 2065 Trust I	307,420	Shares	**	14,995,932
* Vanguard Target Retirement 2070 Trust I	81,490	Shares	**	2,423,512
* Vanguard Target Retirement Income Trust I	154,453	Shares	**	11,688,974
				1,255,503,985
Other:
* Participant Loans	Bearing interest between 4.25% and 9.50% and maturing through 2035		-	18,634,062
				$1,479,016,425

* Indicated party-in-interest to the Plan.
** Participant-directed investment, cost not required